Earnings Per Share Schedule of Earnings Per Common Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Basic EPS
Net income/(loss) attributable to common shareholders	$ 182	$ 899	$ 449	$ 405	$ (12,568)	$ 619	$ 754	$ 1,003	$ 1,935	$ (10,192)	$ 10,941
Weighted average shares of common stock outstanding (in shares)									1,221	1,219	1,218
Basic earnings/(loss) per share (in dollars per share)	$ 0.15	$ 0.74	$ 0.37	$ 0.33	$ (10.30)	$ 0.51	$ 0.62	$ 0.82	$ 1.59	$ (8.36)	$ 8.98
Diluted EPS
Net income/(loss) attributable to common shareholders									$ 1,935	$ (10,192)	$ 10,941
Weighted average shares of common stock outstanding (in shares)									1,221	1,219	1,218
Effect of dilutive equity awards (in shares)									3	0	10
Weighted average shares of common stock outstanding, including dilutive effect (in shares)									1,224	1,219	1,228
Diluted earnings/(loss) per share (in dollars per share)	$ 0.15	$ 0.74	$ 0.37	$ 0.33	$ (10.30)	$ 0.50	$ 0.62	$ 0.82	$ 1.58	$ (8.36)	$ 8.91